U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                         ANNUAL NOTICE OF SECURITES SOLD
                             PURSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

 1.  Name and address of issuer:  GMO Trust
                                  40 Rowes Wharf
                                  Boston, MA 02110


 2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):                                                  [X]



3.  Investment Company Act File Number:  811-4347

    Securities Act File Number:  2-98772

4(a).  Last day of fiscal year for which this Form is filed:  February 29, 2000

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5.     Calculation of registration fee:

       (i)    Aggregate  sale price of  securities  sold
              during the fiscal year pursuant to section
              24(f):                                           $3,442,408,124

       (ii)   Aggregate price of securities  redeemed or
              repurchased  during the fiscal year:             $4,487,311,417

       (iii)  Aggregate price of securities  redeemed or
              repurchased  during any PRIOR  fiscal  year
              ending no earlier  than  October 11, 1995 that
              were not previously  used to reduce
              registration  fees payable to the Commission:    $2,365,048,490

       (iv)   Total available  redemption  credits [add
              items 5(ii) and 5(iii)]:                         $6,852,359,907

       (v)    Net sales -- if item 5(i) is  greater
              than Item  5(iv)  [subtract Item 5(iv)
              from Item 5(i)]:                                 $            0

       (vi)   Redemption  credits  available  for use
              in future years -- if Item 5(i) is
              less than Item 5(iv) [subtract Item 5(iv)
              from Item 5(i)]:                                 $(3,409,951,783)

       (vii)  Multiplier for determining registration fee
              (See Instruction C.9):                                  x.000264

       (viii) Registration  fee due [multiply  Item 5(v)
              by Item 5(vii)]  (enter "0" if no fee is due): = $          0.00
                                                                  ------------
                                                                  ------------

6.  Prepaid Shares

    If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
    here:                0.

7.  Interest due -- if this Form is being filed more than 90 days after the
    end of the issuer's fiscal year (see Instruction D):     + $          0.00

8.  Total of the amount of the registration fee due plus any interest due
    [Item 5(viii) plus Item 7]:                              = $          0.00

9.  Date the registration fee and any interest payment was sent to the
    Commission's lockbox depository:       N/A

        Method of Delivery:


                        [  ]  Wire Transfer
                        [  ]  Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Susan Randall Harbert
                                  -------------------------
                                  Susan Randall Harbert
                                  Treasurer

Date: May 25, 2000


*Please print the name and title of the signing officer below the signature.